Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019
Current Assets
Cash and cash equivalents	$ 165,743	$ 888	$ 6,460
Restricted cash		9,694
Accounts receivable	2,250	1,000
Equity sale proceeds receivable		52,000
Investments - equity securities	1,500	1,500
Prepaid expenses - short term	132,403	132,023	34,327
Inventory, net			12,495
Employee advance			2,500
Total Current Assets	301,896	197,105	55,782
Property and Equipment:
Property and equipment	303,367	221,493	149,802
Less: accumulated depreciation	(125,548)	(111,586)	(112,453)
Total Property and Equipment, net	177,819	109,907	37,349
Other Assets:
Operating lease right-of-use asset	170,896	148,693
Prepaid expenses (net of current)	44,804
Trademark and patents, net	22,532	58,611	589,817
Security deposit	8,201	8,201	8,201
Total Other Assets	246,433	215,505	598,018
Total Assets	726,148	522,517	691,149
Current Liabilities
Accounts payable and accrued expenses	751,365	794,057	854,990
Accrued expenses - related party	21,270	252,607	576,393
Derivative liability	937,500
Convertible notes and accrued interest payable, net of debt discount	437,180	286,981
PPP loan - short term	22,839
Notes payable and accrued interest	42,825	15,095	18,831
Notes payable and accrued interest - related party	32,884	61,255	85,752
Operating lease liability - short term	26,363	24,791
Total Current Liabilities	2,272,226	1,434,786	1,535,966
Other Liabilities:
PPP loan (net of current)	15,988
Note payable and accrued interest - related party (net of current)	221,092
Operating lease liability (net of current)	144,533	123,901
Total Other Liabilities	381,613	123,901
Total Liabilities	2,653,839	1,558,687	1,535,966
Commitments and Contingencies
Stockholders' Equity (Deficit):
Preferred stock, par value $0.001
Common stock, par value $0.001	24,876	22,911	22,074
Common stock to be issued		52,000	86,333
Additional Paid-In Capital	54,798,088	53,477,565	51,552,688
Accumulated Deficit	(56,750,655)	(54,588,646)	(52,505,912)
Total Stockholders' Deficit	(1,927,691)	(1,036,170)	(844,817)
Total Liabilities and Stockholders' Deficit	$ 726,148	$ 522,517	$ 691,149